                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-7388

The Value Line Emerging Opportunities Fund, Inc.
------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

Stephen R. Anastasio
--------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-907-1500
                                                     ------------

Date of fiscal year end: March 31,2008
                         -------------

Date of reporting period: December 31, 2007
                          -----------------

ITEM 1: SCHEDULE OF INVESTMENTS.
        A copy of Schedule of Investments for the period ended 12/31/07 is included with this Form.

Value Line Emerging Opportunities Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)                            DECEMBER 31, 2007
--------------------------------------------------------------------------------

    SHARES                                                   VALUE
--------------------------------------------------------------------------------
    COMMON STOCKS  (91.4%)
               ADVERTISING  (0.5%)
     64,000    Focus Media Holding Ltd. ADR *           $   3,635,840
     25,500    R.H. Donnelley Corp.  *                        930,240
                                                        -------------
                                                            4,566,080
               AEROSPACE/DEFENSE  (3.6%)
     51,000    AAR Corp.  *                                 1,939,530
     25,000    Alliant Techsystems, Inc.  *                 2,844,000
    130,000    BE Aerospace, Inc.  *                        6,877,000
     60,845    DRS Technologies, Inc.                       3,302,058
     14,800    Ducommun, Inc.  *                              562,400
     64,200    Esterline Technologies Corp.  *              3,322,350
     18,600    Grupo Aeroportuario del Sureste
                 S.A.B. de C.V. ADR                         1,138,692
     42,000    HEICO Corp.                                  2,288,160
     54,025    Moog, Inc. Class A *                         2,474,885
    155,000    Orbital Sciences Corp.  *                    3,800,600
     24,800    Precision Castparts Corp.                    3,439,760
     69,700    Teledyne Technologies, Inc.  *               3,717,101
                                                        -------------
                                                           35,706,536
               AIR TRANSPORT  (0.1%)
     60,600    UTI Worldwide, Inc.                          1,187,760
               APPAREL  (1.5%)
     70,000    Gildan Activewear, Inc. Class A *            2,881,200
    166,000    Guess?, Inc.                                 6,289,740
     79,000    Phillips-Van Heusen Corp.                    2,911,940
     73,000    Warnaco Group, Inc. (The)  *                 2,540,400
                                                        -------------
                                                           14,623,280
               AUTO & TRUCK  (0.1%)
     30,000    Oshkosh Truck Corp.                          1,417,800
               AUTO PARTS  (0.7%)
     67,000    BorgWarner, Inc.                             3,243,470
    190,000    LKQ Corp.  *                                 3,993,800
                                                        -------------
                                                            7,237,270
               BANK  (0.4%)
      7,900    Alabama National BanCorporation                614,699
     20,500    Bank of Hawaii Corp.                         1,048,370
     14,900    First Community Bancorp, Inc.                  614,476
     31,500    SVB Financial Group  *                       1,587,600
                                                        -------------
                                                            3,865,145
               BANK - MIDWEST  (0.1%)
      4,353    BOK Financial Corp.                            225,050
     14,324    Commerce Bancshares, Inc.                      642,579
      7,916    First Financial Bankshares, Inc.               298,037
      4,250    IBERIABANK Corp.                               198,688
                                                        -------------
                                                            1,364,354
               BEVERAGE - ALCOHOLIC  (0.4%)
     71,025    Central European Distribution
                 Corp.  *                                   4,125,132
               BEVERAGE - SOFT DRINK  (0.8%)
    170,000    Hansen Natural Corp.  *                      7,529,300

               BIOTECHNOLOGY  (0.7%)
     12,000    Gen-Probe, Inc.  *                       $     755,160
     37,800    Techne Corp.  *                              2,496,690
     35,800    United Therapeutics Corp.  *                 3,495,870
                                                        -------------
                                                            6,747,720
               BUILDING MATERIALS  (1.4%)
     35,000    Ameron International Corp.                   3,225,250
     39,800    Drew Industries, Inc.  *                     1,090,520
     40,000    Dynamic Materials Corp.                      2,356,000
     26,800    Genlyte Group, Inc. (The)  *                 2,551,360
     26,400    Granite Construction, Inc.                     955,152
     16,200    Jacobs Engineering Group, Inc.  *            1,548,882
     32,700    NCI Building Systems, Inc.  *                  941,433
     52,900    Simpson Manufacturing Company, Inc.          1,406,611
                                                        -------------
                                                           14,075,208
               CANADIAN ENERGY  (0.2%)
     17,500    Suncor Energy, Inc.                          1,902,775
               CEMENT & AGGREGATES  (0.0%)
      3,965    Vulcan Materials Co.                           313,609
               CHEMICAL - DIVERSIFIED  (1.2%)
    108,000    Albemarle Corp.                              4,455,000
     34,000    Cytec Industries, Inc.                       2,093,720
     46,000    FMC Corp.                                    2,509,300
     82,200    LSB Industries, Inc.  *                      2,319,684
      4,000    Sociedad Quimica y Minera de Chile
                 S.A. ADR                                     707,000
                                                        -------------
                                                           12,084,704
               CHEMICAL - SPECIALTY  (1.4%)
     50,700    Airgas, Inc.                                 2,641,977
     51,350    Ceradyne, Inc.  *                            2,409,855
     12,400    Ecolab, Inc.                                   635,004
    101,000    H.B. Fuller Co.                              2,267,450
     35,000    Lubrizol Corp. (The)                         1,895,600
      8,000    Praxair, Inc.                                  709,680
     58,000    Sigma-Aldrich Corp.                          3,166,800
                                                        -------------
                                                           13,726,366
               COMPUTER & PERIPHERALS  (1.3%)
     51,000    Logitech International S.A.  *               1,868,640
     52,600    MICROS Systems, Inc.  *                      3,690,416
     88,000    NCR Corp.  *                                 2,208,800
     47,000    Riverbed Technology, Inc.  *                 1,256,780
     25,000    Sigma Designs, Inc.  *                       1,380,000
     66,400    Synaptics, Inc.  *                           2,733,024
                                                        -------------
                                                           13,137,660
               COMPUTER SOFTWARE & SERVICES
                 (3.8%)
     45,200    Advent Software, Inc.  *                     2,445,320
     55,400    Ansoft Corp.  *                              1,432,090
    115,800    ANSYS, Inc.  *                               4,801,068
    103,600    Blackbaud, Inc.                              2,904,944
     55,200    Cognizant Technology Solutions
                 Corp. Class A  *                           1,873,488
     89,000    Concur Technologies, Inc.  *                 3,222,690
     63,000    DealerTrack Holdings, Inc.  *                2,108,610
--------------------------------------------------------------------------------

                                    Value Line Emerging Opportunities Fund, Inc.

                                                               DECEMBER 31, 2007
--------------------------------------------------------------------------------

    SHARES                                                   VALUE
--------------------------------------------------------------------------------
     33,700    DST Systems, Inc.  *                     $   2,781,935
     50,700    Equinix, Inc.  *                             5,124,249
     10,600    Kenexa Corp.  *                                205,852
    340,000    Lawson Software, Inc.  *                     3,481,600
    107,000    Omniture, Inc.  *                            3,562,030
     26,000    Quality Systems, Inc.                          792,740
     74,000    VASCO Data Security International, Inc.  *   2,066,080
     58,000    VeriFone Holdings, Inc.  *                   1,348,500
                                                        -------------
                                                           38,151,196
               DIVERSIFIED COMPANIES  (2.8%)
     72,000    Acuity Brands, Inc.                          3,240,000
     59,700    AMETEK, Inc.                                 2,796,348
    111,000    Barnes Group, Inc.                           3,706,290
     38,000    Brink's Co. (The)                            2,270,120
     46,000    Chemed Corp.                                 2,570,480
     67,000    Comtech Group, Inc.  *                       1,079,370
     22,900    EnPro Industries, Inc.  *                      701,885
     45,800    ESCO Technologies, Inc.  *                   1,829,252
     27,300    Matthews International Corp. Class A         1,279,551
     79,000    Service Corporation International            1,109,950
     64,700    Taubman Centers, Inc.                        3,182,593
     43,600    Valmont Industries, Inc.                     3,885,632
                                                        -------------
                                                           27,651,471
               DRUG  (2.4%)
     59,000    Alexion Pharmaceuticals, Inc.  *             4,426,770
     37,500    AMAG Pharmaceuticals, Inc.  *                2,254,875
     10,000    Celgene Corp.  *                               462,100
     31,200    Covance, Inc.  *                             2,702,544
     68,887    Immucor, Inc.  *                             2,341,469
     88,200    LifeCell Corp.  *                            3,802,302
     25,000    Perrigo Co.                                    875,250
     55,000    Pharmaceutical Product
                 Development, Inc.                          2,220,350
     76,000    Pharmion Corp.  *                            4,777,360
                                                        -------------
                                                           23,863,020
               E-COMMERCE  (0.9%)
     19,000    Akamai Technologies, Inc.  *                   657,400
     72,000    Ctrip.com International Ltd. ADR             4,137,840
     60,000    Salesforce.com, Inc.  *                      3,761,400
                                                        -------------
                                                            8,556,640
               EDUCATIONAL SERVICES  (1.0%)
     72,000    Blackboard, Inc.  *                          2,898,000
     31,000    ITT Educational Services, Inc.  *            2,643,370
     14,000    New Oriental Education &
                 Technology Group, Inc. ADR *               1,128,260
     19,000    Strayer Education, Inc.                      3,241,020
                                                        -------------
                                                            9,910,650
               ELECTRICAL EQUIPMENT  (2.3%)
     66,000    Baldor Electric Co.                          2,221,560
     64,000    Belden CDT, Inc.                             2,848,000
     88,000    FLIR Systems, Inc.  *                        2,754,400
     71,700    General Cable Corp.  *                       5,254,176
     49,200    Rofin-Sinar Technologies, Inc.  *            2,367,012
     47,000    Thomas & Betts Corp.  *                      2,304,880
     86,600    Trimble Navigation Ltd.  *                   2,618,784

     63,600    WESCO International, Inc.  *             $   2,521,104
                                                        -------------
                                                           22,889,916
               ELECTRICAL UTILITY - WEST  (0.2%)
     69,000    MDU Resources Group, Inc.                    1,905,090
               ELECTRONICS  (0.7%)
     78,000    Amphenol Corp. Class A                       3,616,860
     12,000    Daktronics, Inc.                               270,840
    116,550    Diodes, Inc.  *                              3,504,659
                                                        -------------
                                                            7,392,359
               ENTERTAINMENT  (0.3%)
     29,100    Central European Media Enterprises
                 Ltd. Class A  *                            3,375,018
               ENTERTAINMENT TECHNOLOGY  (0.5%)
     60,000    Dolby Laboratories, Inc. Class A *           2,983,200
     58,600    Scientific Games Corp. Class A *             1,948,450
                                                        -------------
                                                            4,931,650
               ENVIRONMENTAL  (1.1%)
     44,000    Clean Harbors, Inc.  *                       2,274,800
     29,000    Fuel Tech, Inc.  *                             656,850
     22,500    Republic Services, Inc.                        705,375
     63,600    Stericycle, Inc.  *                          3,777,840
    115,000    Waste Connections, Inc.  *                   3,553,500
                                                        -------------
                                                           10,968,365
               FINANCIAL SERVICES - DIVERSIFIED
                 (2.1%)
     23,400    Affiliated Managers Group, Inc.  *           2,748,564
     10,800    ASTA Funding, Inc.                             285,552
     11,400    BlackRock, Inc. Class A                      2,471,520
     11,000    Cash America International, Inc.               355,300
      3,000    Credicorp Ltd.                                 228,900
     24,000    Eaton Vance Corp.                            1,089,840
     79,000    EZCORP, Inc. Class A *                         891,910
      9,135    Fidelity National Information
                 Services, Inc.                               379,925
     65,250    Financial Federal Corp.                      1,454,422
     75,800    First Cash Financial Services, Inc.  *       1,112,744
     11,000    GFI Group, Inc.  *                           1,052,920
     24,000    Global Payments, Inc.                        1,116,480
     22,000    Greenhill & Co., Inc.                        1,462,560
     23,000    Jackson Hewitt Tax Service, Inc.               730,250
      6,000    M&F Worldwide Corp.  *                         323,100
     56,300    ProAssurance Corp.  *                        3,091,996
     49,000    Wright Express Corp.  *                      1,739,010
                                                        -------------
                                                           20,534,993
               FOOD PROCESSING  (1.3%)
    165,800    Flowers Foods, Inc.                          3,881,378
     41,500    Herbalife Ltd.                               1,671,620
     43,000    McCormick & Company, Inc.                    1,630,130
     49,400    Ralcorp Holdings, Inc.  *                    3,003,026
     40,600    Sadia S.A. ADR                               2,322,320
                                                        -------------
                                                           12,508,474
--------------------------------------------------------------------------------
2

                                    Value Line Emerging Opportunities Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    SHARES                                                   VALUE
--------------------------------------------------------------------------------
               FOREIGN TELECOMMUNICATIONS  (0.2%)
     27,000    Brasil Telecom Participacoes S.A. ADR    $   2,013,660
               FURNITURE/HOME FURNISHINGS  (0.2%)
     61,300    Tempur-Pedic International, Inc.             1,591,961
               GROCERY  (0.2%)
     63,000    Ruddick Corp.                                2,184,210
               HEALTH CARE INFORMATION SYSTEMS
                 (0.8%)
    144,000    Allscripts Healthcare Solutions, Inc.  *     2,796,480
     43,000    Cerner Corp.  *                              2,425,200
     90,000    Omnicell, Inc.  *                            2,423,700
                                                        -------------
                                                            7,645,380
               HOME APPLIANCES  (0.4%)
     66,700    Toro Co. (The)                               3,631,148
               HOME BUILDING  (0.1%)
      3,000    Desarrolladora Homex S.A. de C.V.
                 ADR *                                        148,350
     21,600    Forest City Enterprises, Inc.
                 Class A                                      959,904
                                                        -------------
                                                            1,108,254
               HOTEL/GAMING  (1.6%)
     61,000    Ameristar Casinos, Inc.                      1,679,940
     49,000    Gaylord Entertainment Co.  *                 1,983,030
     37,000    Orient-Express Hotels Ltd. Class A           2,128,240
     48,000    Penn National Gaming, Inc.  *                2,858,400
     53,000    Vail Resorts, Inc.  *                        2,851,930
    113,000    WMS Industries, Inc.  *                      4,140,320
                                                        -------------
                                                           15,641,860
               HOUSEHOLD PRODUCTS  (1.1%)
     50,400    Church & Dwight Company, Inc.                2,725,128
     24,000    Energizer Holdings, Inc.  *                  2,691,120
     37,600    Scotts Miracle-Gro Co. (The) Class A         1,406,992
    117,000    Tupperware Brands Corp.                      3,864,510
                                                        -------------
                                                           10,687,750
               HUMAN RESOURCES  (0.5%)
     39,700    Heidrick & Struggles
                 International, Inc.                        1,473,267
     12,200    Korn/Ferry International  *                    229,604
     75,300    Watson Wyatt Worldwide, Inc. Class A         3,494,673
                                                        -------------
                                                            5,197,544
               INDUSTRIAL SERVICES  (3.4%)
     38,100    Aaron Rents, Inc. Class B                      733,044
     19,600    C.H. Robinson Worldwide, Inc.                1,060,752
      8,000    Comfort Systems USA, Inc.                      102,240
    141,900    Corrections Corp. of America  *              4,187,469
    102,000    EMCOR Group, Inc.  *                         2,410,260
     83,000    FTI Consulting, Inc.  *                      5,116,120
    110,900    Geo Group, Inc. (The)  *                     3,105,200

     28,300    Huron Consulting Group, Inc.  *          $   2,281,829
     26,800    Michael Baker Corp.  *                       1,101,480
    166,920    Quanta Services, Inc.  *                     4,379,981
     37,200    Ritchie Bros. Auctioneers, Inc.              3,076,440
      9,000    Stanley, Inc.  *                               288,180
    114,865    URS Corp.  *                                 6,240,617
                                                        -------------
                                                           34,083,612
               INFORMATION SERVICES  (1.7%)
     37,000    Alliance Data Systems Corp.  *               2,774,630
     54,400    Arbitron, Inc.                               2,261,408
     41,000    Equifax, Inc.                                1,490,760
     56,050    FactSet Research Systems, Inc.               3,121,985
     65,000    Gartner, Inc.  *                             1,141,400
     43,700    IHS, Inc. Class A *                          2,646,472
    160,000    Nuance Communications, Inc.  *               2,988,800
                                                        -------------
                                                           16,425,455
               INSURANCE - LIFE  (0.5%)
     79,350    Delphi Financial Group, Inc. Class A         2,799,468
     25,000    Protective Life Corp.                        1,025,500
     12,000    Reinsurance Group of America,
                 Inc.                                         629,760
                                                        -------------
                                                            4,454,728
               INSURANCE - PROPERTY & CASUALTY
                 (2.1%)
     63,500    American Financial Group, Inc.               1,833,880
     33,300    Arch Capital Group Ltd.  *                   2,342,655
     17,382    Argo Group International Holdings,
                 Ltd.  *                                      732,304
     18,000    Berkley (W.R.) Corp.                           536,580
     64,350    HCC Insurance Holdings, Inc.                 1,845,558
      5,900    Markel Corp.  *                              2,897,490
      7,200    Midland Co. (The)                              465,768
     27,000    Odyssey Re Holdings Corp.                      991,170
     53,100    Philadelphia Consolidated Holding Co.  *     2,089,485
     21,000    RenaissanceRe Holdings Ltd.                  1,265,040
     60,200    RLI Corp.                                    3,418,758
     16,000    Tower Group, Inc.                              534,400
     38,100    Zenith National Insurance Corp.              1,704,213
                                                        -------------
                                                           20,657,301
               INTERNET  (0.9%)
    120,000    Atheros Communications  *                    3,664,800
     20,000    Blue Coat Systems, Inc.  *                     657,400
     27,000    GigaMedia Ltd.  *                              506,250
     44,000    j2 Global Communications, Inc.  *              931,480
     47,000    Nutri/System, Inc.  *                        1,268,060
      3,000    Perficient, Inc.  *                             47,220
     72,000    ValueClick, Inc.  *                          1,576,800
                                                        -------------
                                                            8,652,010
               MACHINERY  (7.5%)
     94,750    Applied Industrial Technologies, Inc.        2,749,645
     30,000    Bucyrus International, Inc. Class A          2,981,700
     18,800    Cascade Corp.                                  873,448
     66,400    Curtiss-Wright Corp.                         3,333,280
--------------------------------------------------------------------------------

                                    Value Line Emerging Opportunities Fund, Inc.

                                                               DECEMBER 31, 2007
--------------------------------------------------------------------------------
    SHARES                                                   VALUE
--------------------------------------------------------------------------------
     47,800    Donaldson Company, Inc.                  $   2,216,964
     28,000    Flowserve Corp.                              2,693,600
     39,000    Foster Wheeler Ltd.  *                       6,045,780
    106,400    Gardner Denver, Inc.  *                      3,511,200
     44,850    Graco, Inc.                                  1,671,111
     59,400    IDEX Corp.                                   2,146,122
     59,500    Kaydon Corp.                                 3,245,130
    101,600    Lennox International, Inc.                   4,208,272
     35,200    Lincoln Electric Holdings, Inc.              2,505,536
     62,100    Lindsay Corp.                                4,389,849
    184,000    Manitowoc Company, Inc. (The)                8,984,720
     59,200    Middleby Corp. (The)  *                      4,535,904
     45,900    MSC Industrial Direct Co., Inc.
                 Class A                                    1,857,573
     58,000    Regal-Beloit Corp.                           2,607,100
     53,000    Robbins & Myers, Inc.                        4,008,390
     43,200    Roper Industries, Inc.                       2,701,728
     47,000    Snap-on, Inc.                                2,267,280
     48,600    Tennant Co.                                  2,152,494
     20,000    Terex Corp.  *                               1,311,400
     39,000    Wabtec Corp.                                 1,343,160
                                                        -------------
                                                           74,341,386
               MARITIME  (0.9%)
     10,000    Astec Industries, Inc.  *                      371,900
    102,400    Kirby Corp.  *                               4,759,552
     90,000    Zoltek Companies, Inc.  *                    3,858,300
                                                        -------------
                                                            8,989,752
               MEDICAL SERVICES  (3.1%)
     82,333    Amedisys, Inc.  *                            3,994,797
     16,200    Coventry Health Care, Inc.  *                  959,850
     19,050    DaVita, Inc.  *                              1,073,467
     65,100    Healthways, Inc.  *                          3,804,444
    100,400    inVentiv Health, Inc.  *                     3,108,384
     27,000    Pediatrix Medical Group, Inc.  *             1,840,050
    100,000    PSS World Medical, Inc.  *                   1,957,000
    101,100    Psychiatric Solutions, Inc.  *               3,285,750
     56,200    Sierra Health Services, Inc.  *              2,358,152
     78,000    Sun Healthcare Group, Inc.  *                1,339,260
     79,600    Sunrise Senior Living, Inc.  *               2,442,128
     77,400    VCA Antech, Inc.  *                          3,423,402
     14,849    WellPoint, Inc.  *                           1,302,703
                                                        -------------
                                                           30,889,387
               MEDICAL SUPPLIES  (6.8%)
      9,000    Abaxis, Inc.  *                                322,740
     47,000    Align Technology, Inc.  *                      783,960
     63,300    ArthroCare Corp.  *                          3,041,565
     12,600    Bard (C.R.), Inc.                            1,194,480
     38,000    Bio-Rad Laboratories, Inc. Class A *         3,937,560
     36,000    Charles River Laboratories
                 International, Inc.  *                     2,368,800
     67,000    DENTSPLY International, Inc.                 3,016,340
     56,500    Haemonetics Corp.  *                         3,560,630
     34,000    Henry Schein, Inc.  *                        2,087,600
     79,600    Hologic, Inc.  *                             5,463,744
     46,800    IDEXX Laboratories, Inc.  *                  2,743,884
     83,000    Illumina, Inc.  *                            4,918,580
     30,000    Integra LifeSciences Holdings  *             1,257,900
     31,400    Intuitive Surgical, Inc.  *                 10,189,300

     36,300    Inverness Medical Innovations, Inc.  *   $   2,039,334
    118,800    Meridian Bioscience, Inc.                    3,573,504
     92,900    NuVasive, Inc.  *                            3,671,408
     45,000    Owens & Minor, Inc.                          1,909,350
      9,200    Palomar Medical Technologies,
                 Inc.  *                                      140,944
     17,400    ResMed, Inc.  *                                914,022
     50,800    Respironics, Inc.  *                         3,326,384
     49,400    Ventana Medical Systems, Inc.  *             4,309,162
     71,000    West Pharmaceutical Services, Inc.           2,881,890
      8,000    Zoll Medical Corp.  *                          213,760
                                                        -------------
                                                           67,866,841
               METALS & MINING DIVERSIFIED
                 (0.5%)
     31,000    Allegheny Technologies, Inc.                 2,678,400
     40,000    AMCOL International Corp.                    1,441,200
     12,000    Brush Engineered Materials, Inc.  *            444,240
                                                        -------------
                                                            4,563,840
               METALS FABRICATING  (0.8%)
     43,000    Chicago Bridge & Iron Co. N.V.               2,598,920
     46,000    Harsco Corp.                                 2,947,220
     50,000    Kennametal, Inc.                             1,893,000
     13,900    Ladish Co., Inc.  *                            600,341
                                                        -------------
                                                            8,039,481
               NATURAL GAS - DISTRIBUTION  (0.9%)
     37,200    AGL Resources, Inc.                          1,400,208
     60,000    Northwest Natural Gas Co.                    2,919,600
     43,800    South Jersey Industries, Inc.                1,580,742
     51,450    Southern Union Co.                           1,510,572
     54,700    UGI Corp.                                    1,490,575
                                                        -------------
                                                            8,901,697
               NATURAL GAS - DIVERSIFIED  (0.7%)
     46,000    Energen Corp.                                2,954,580
     55,800    Penn Virginia Corp.                          2,434,554
     34,720    XTO Energy, Inc.                             1,783,219
                                                        -------------
                                                            7,172,353
               OFFICE EQUIPMENT & SUPPLIES
                 (0.2%)
    135,000    Cenveo, Inc.  *                              2,358,450
               OILFIELD SERVICES/EQUIPMENT
                 (2.0%)
     56,000    Arena Resources, Inc.  *                     2,335,760
      6,000    Atwood Oceanics, Inc.  *                       601,440
     33,000    Bristow Group, Inc.  *                       1,869,450
     20,000    Core Laboratories N.V.  *                    2,494,400
     40,000    Exterran Holdings, Inc.  *                   3,272,000
     78,800    FMC Technologies, Inc.  *                    4,467,960
     47,000    Oceaneering International, Inc.  *           3,165,450
     17,000    Superior Energy Services, Inc.  *              585,140
     33,000    Willbros Group, Inc.  *                      1,263,570
                                                        -------------
                                                           20,055,170
--------------------------------------------------------------------------------
4

                                    Value Line Emerging Opportunities Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES                                                   VALUE
--------------------------------------------------------------------------------
               PACKAGING & CONTAINER  (1.4%)
     57,200    AptarGroup, Inc.                         $   2,340,052
     86,000    CLARCOR, Inc.                                3,265,420
     58,600    Greif, Inc. Class A                          3,830,682
     73,300    Jarden Corp.  *                              1,730,613
     56,200    Silgan Holdings, Inc.                        2,919,028
                                                        -------------
                                                           14,085,795
               PAPER & FOREST PRODUCTS  (0.6%)
     14,000    Aracruz Celulose S.A. ADR                    1,040,900
     61,000    Koppers Holdings, Inc.                       2,637,640
     13,000    Neenah Paper, Inc.                             378,950
     72,000    Votorantim Celulose e Papel S.A. ADR         2,146,320
                                                        -------------
                                                            6,203,810
               PETROLEUM - INTEGRATED  (0.9%)
    138,800    Denbury Resources, Inc.  *                   4,129,300
     92,800    Frontier Oil Corp.                           3,765,824
     20,000    Holly Corp.                                  1,017,800
                                                        -------------
                                                            8,912,924
               PETROLEUM - PRODUCING  (0.7%)
      7,500    Atlas America, Inc.                            443,850
     46,000    Forest Oil Corp.  *                          2,338,640
     80,700    Range Resources Corp.                        4,144,752
                                                        -------------
                                                            6,927,242
               PHARMACY
                 SERVICES
                 (0.5%)
     69,700    HealthExtras, Inc.  *                        1,817,776
     65,800    Longs Drug Stores Corp.                      3,092,600
                                                        -------------
                                                            4,910,376
               POWER
                 (0.2%)
     83,000    Covanta Holding Corp.  *                     2,295,780
               PRECISION INSTRUMENT  (1.8%)
      4,600    Badger Meter, Inc.                             206,770
     34,000    Mettler Toledo International,
                 Inc.  *                                    3,869,200
     65,600    Movado Group, Inc.                           1,659,024
     24,600    Thermo Fisher Scientific, Inc.  *            1,418,928
     47,000    Triumph Group, Inc.                          3,870,450
     52,000    Varian, Inc.  *                              3,395,600
     44,800    Woodward Governor Co.                        3,044,160
                                                        -------------
                                                           17,464,132
               PUBLISHING  (0.1%)
     17,000    Consolidated Graphics, Inc.  *                 812,940
               R.E.I.T.  (0.4%)
     73,700    LaSalle Hotel Properties                     2,351,030
     12,500    ProLogis                                       792,250
     12,000    PS Business Parks, Inc.                        630,600
                                                        -------------
                                                            3,773,880

               RAILROAD  (0.6%)
     90,700    Genesee & Wyoming, Inc. Class A *        $   2,192,219
     98,000    Kansas City Southern  *                      3,364,340
                                                        -------------
                                                            5,556,559
               RECREATION  (0.5%)
     52,000    Life Time Fitness, Inc.  *                   2,583,360
     57,000    Marvel Entertainment, Inc.  *                1,522,470
     30,850    Pool Corp.                                     611,756
    104,000    Smith & Wesson Holding Corp.  *                634,400
                                                        -------------
                                                            5,351,986
               RESTAURANT  (0.6%)
     26,600    Chipotle Mexican Grill, Inc. Class A *       3,912,062
     42,000    Jack in the Box, Inc.  *                     1,082,340
     64,687    Sonic Corp.  *                               1,416,645
                                                        -------------
                                                            6,411,047
               RETAIL - AUTOMOTIVE  (0.4%)
     62,000    Copart, Inc.  *                              2,638,100
     45,400    O'Reilly Automotive, Inc.  *                 1,472,322
                                                        -------------
                                                            4,110,422
               RETAIL - SPECIAL LINES  (3.3%)
     29,000    Blue Nile, Inc.  *                           1,973,740
     79,500    Buckle, Inc. (The)                           2,623,500
     41,200    Cato Corp. (The) Class A                       645,192
     36,000    Coach, Inc.  *                               1,100,880
    110,800    Dick's Sporting Goods, Inc.  *               3,075,808
    102,000    Dress Barn, Inc. (The)  *                    1,276,020
     49,000    DSW, Inc. Class A *                            919,240
     27,000    Fossil, Inc.  *                              1,133,460
    150,000    GameStop Corp. Class A *                     9,316,500
     37,000    Gymboree Corp. (The)  *                      1,127,020
     37,962    Hibbett Sports, Inc.  *                        758,481
     66,000    Interface, Inc. Class A                      1,077,120
     48,000    J. Crew Group, Inc.  *                       2,314,080
     80,700    Men's Wearhouse, Inc. (The)                  2,177,286
     39,600    Urban Outfitters, Inc.  *                    1,079,496
     71,000    Zumiez, Inc.  *                              1,729,560
                                                        -------------
                                                           32,327,383
               RETAIL BUILDING SUPPLY  (0.0%)
      9,400    Fastenal Co.                                   379,948
               SECURITIES BROKERAGE  (0.5%)
      5,000    Bear Stearns Companies, Inc.
                 (The)                                        441,250
     72,400    Investment Technology Group, Inc.*           3,445,516
     33,000    Raymond James Financial, Inc.                1,077,780
      4,000    Stifel Financial Corp.  *                      210,280
                                                        -------------
                                                            5,174,826
               SEMICONDUCTOR  (0.3%)
     68,000    ANADIGICS, Inc.  *                             786,760
--------------------------------------------------------------------------------

                                    Value Line Emerging Opportunities Fund, Inc.

                                                               DECEMBER 31, 2007
--------------------------------------------------------------------------------
    SHARES                                                   VALUE
--------------------------------------------------------------------------------
     73,000    FormFactor, Inc.  *                      $   2,416,300
                                                        -------------
                                                            3,203,060
               SHOE  (1.9%)
     28,500    Brown Shoe Company, Inc.                       432,345
     78,000    Crocs, Inc.  *                               2,871,180
     46,700    Deckers Outdoor Corp.  *                     7,241,302
     46,300    Genesco, Inc.  *                             1,750,140
    160,000    Iconix Brand Group, Inc.  *                  3,145,600
     74,500    Steven Madden Ltd.  *                        1,490,000
     94,750    Wolverine World Wide, Inc.                   2,323,270
                                                        -------------
                                                           19,253,837
               STEEL - GENERAL  (0.2%)
     10,000    Ampco-Pittsburgh Corp.                         381,300
      8,000    Carpenter Technology Corp.                     601,360
     10,000    Haynes International, Inc.  *                  695,000
                                                        -------------
                                                            1,677,660
               TELECOMMUNICATION SERVICES  (1.6%)
     93,000    Alaska Communications Systems
                 Group, Inc.                                1,395,000
     60,417    American Tower Corp. Class A *               2,573,764
     55,008    Crown Castle International Corp.  *          2,288,333
     25,300    Golden Telecom, Inc.  *                      2,554,035
     38,800    NII Holdings, Inc.  *                        1,874,816
    181,000    PAETEC Holding Corp.  *                      1,764,750
    161,000    Time Warner Telecom, Inc. Class A *          3,266,690
                                                        -------------
                                                           15,717,388
               TELECOMMUNICATIONS EQUIPMENT
                 (1.6%)
     64,100    Anixter International, Inc.  *               3,991,507
      6,000    Cbeyond, Inc.  *                               233,940
     56,000    Ciena Corp.  *                               1,910,160
     83,000    CommScope, Inc.  *                           4,084,430
     55,200    Comtech Telecommunications Corp.  *          2,981,352
     81,200    Nice Systems Ltd. ADR *                      2,786,784
     13,800    Superior Essex, Inc.  *                        331,200
                                                        -------------
                                                           16,319,373
               THRIFT  (0.1%)
     47,448    Hudson City Bancorp, Inc.                      712,669
      9,900    WSFS Financial Corp.                           496,980
                                                        -------------
                                                            1,209,649
               TIRE & RUBBER  (0.2%)
     53,600    Carlisle Companies, Inc.                     1,984,808
               TOILETRIES & COSMETICS  (0.4%)
     50,500    Chattem, Inc.  *                             3,814,770
      8,000    Zep, Inc.                                      110,960
                                                        -------------
                                                            3,925,730
               TRUCKING  (0.7%)
     27,000    AMERCO  *                                    1,773,360
     87,400    HUB Group, Inc. Class A *                    2,323,092
     42,000    Hunt (J.B.) Transport Services, Inc.         1,157,100

     11,000    Knight Transportation, Inc.                    162,910

     29,400    Landstar System, Inc.                    $   1,239,210
                                                        -------------
                                                            6,655,672
               WATER UTILITY  (0.3%)
      9,300    American States Water Co.                      350,424
     63,000    Cia de Saneamento Basico do Estado
                 de Sao Paulo ADR                           2,961,000
                                                        -------------
                                                            3,311,424
               WIRELESS NETWORKING  (0.7%)
     26,700    Itron, Inc.  *                               2,562,399
     24,000    Leap Wireless International, Inc.*           1,119,360
    110,000    SBA Communications Corp. Class A *           3,722,401
                                                        -------------
                                                            7,404,160

                TOTAL COMMON STOCKS AND TOTAL
                  INVESTMENT SECURITIES
                  (91.4%)
                  (COST $662,268,123)                     908,764,582
                                                        -------------

    PRINCIPAL
     AMOUNT                                                  VALUE
--------------------------------------------------------------------------------
    REPURCHASE AGREEMENTS (1) (8.6%)
$  44,000,000   With Morgan Stanley, 0.95%,
                  dated 12/31/07, due
                  1/2/08, delivery value
                  $44,002,322
                  (collateralized by
                  $32,720,000 U.S. Treasury
                  Notes 8.75%, due 5/15/17,
                  with a value of
                  $44,886,570)                             44,000,000
   41,800,000   With State Street Bank &
                  Trust, 0.70%, dated
                  12/31/07, due 1/2/08,
                  delivery value
                  $41,801,626
                  (collateralized by
                  $42,530,000 U.S. Treasury
                  Notes 3.25% due 12/31/09,
                  with a value of
                  $42,696,133)                             41,800,000
                                                        -------------
                TOTAL REPURCHASE
                  AGREEMENTS
                  (COST $85,800,000)                       85,800,000
                                                        -------------
EXCESS OF LIABILITIES OVER CASH AND OTHER
  ASSETS  (0.0%)                                              (64,809)
                                                        -------------
NET ASSETS  (100.0%)                                   $  994,499,773
                                                        -------------
NET ASSET VALUE OFFERING AND REDEMPTION
  PRICE, PER OUTSTANDING SHARE
  ($994,499,773 / 29,231,378 SHARES
  OUTSTANDING)                                          $       34.02
                                                        -------------
*        Non-income producing.
(1)      The Fund's custodian takes possession of the
         underlying collateral securities, the value of
         which exceeds the principal amount of the
         repurchase transaction, including accrued interest.
ADR      American Depositary Receipt
--------------------------------------------------------------------------------
6

                                    Value Line Emerging Opportunities Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

The Fund's unrealized appreciation/(depreciation) as of December 31, 2007 was as follows:

                                                    TOTAL NET
                                                    UNREALIZED
TOTAL COST       APPRECIATION     DEPRECIATION      APPRECIATION
----------------------------------------------------------------
$748,068,123     $275,401,799     $(28,905,340)     $246,496,459

ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS:
(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         --------------------------
         Jean B. Buttner, President

Date:    February 27, 2008
         --------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         -------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         -------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    February 27, 2008
         --------------------------